Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of additional information about revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 2,871	$ 3,112
Transaction price allocated to unsatisfied performance obligations	195	223
Asset recognized from the cost to fulfill a contract with customer	$ 877	$ 721